Derivatives and Financial Instruments (Details) (Interest Rate Swap Agreements, USD $)	Sep. 30, 2014	Mar. 31, 2014
Derivative asset and liability
Number of interest rate swaps	5
Derivatives not designated as hedging instruments | Long-term liabilities-Derivatives instruments
Derivative asset and liability
Liability derivatives	$ 12,405,364	$ 14,062,416